Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
AlphaCentric LifeSci Healthcare Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AlphaCentric LifeSci Healthcare Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AlphaCentric LifeSci Healthcare Fund

CLASS A: LYFAX CLASS C: LYFCX CLASS I: LYFIX

(the “Fund”)

August 1, 2022

The following supplements certain information contained in the Fund’s Prospectus and Summary Prospectus, each dated August 1, 2022.

______________________________________________________________________________

The following investment policy will be in effect until September 13, 2022:

“Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of companies in the life sciences and healthcare sectors, which the Fund defines to be the category of companies related to producing or supplying facilities, supplies, technology, pharmaceuticals, equipment, devices or services for the preservation and care of a person’s health.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.